PARTNERSHIP CAPITAL - Capital Categories (Details) - USD ($) shares in Millions, $ in Millions		1 Months Ended	3 Months Ended				6 Months Ended				12 Months Ended
		Nov. 30, 2021	Jun. 30, 2022		Jun. 30, 2021		Jun. 30, 2022		Jun. 30, 2021		Dec. 31, 2021
Changes in equity [abstract]
Balance as			$ 26,975.0		$ 21,952.0		$ 26,391.0		$ 21,673.0		$ 21,673.0
Unit issuance	[1]		4.0		3.0		8.0		6.0
Balance as			26,039.0		21,451.0		26,039.0		21,451.0		26,391.0
Redeemable Partnership Units held by Brookfield
Changes in equity [abstract]
Balance as			2,420.0		1,643.0		2,408.0		1,687.0		1,687.0
Balance as			2,282.0		1,703.0		2,282.0		1,703.0		2,408.0
Non-controlling interest – BIPC exchangeable shares
Changes in equity [abstract]
Balance as			1,381.0		622.0		1,369.0		638.0		638.0
Balance as			1,303.0		643.0		1,303.0		643.0		1,369.0
Limited Partners 1
Changes in equity [abstract]
Balance as			5,741.0		4,129.0		5,702.0		4,233.0		4,233.0
Unit issuance	[1]		4.0		3.0		8.0		6.0
Balance as			5,419.0		4,275.0		5,419.0		4,275.0		5,702.0
Non-controlling Interest - Exchange LP Units, equity
Changes in equity [abstract]
Balance as			81.0	[2]	11.0		85.0		12.0		12.0
Balance as			75.0	[2]	11.0		75.0	[2]	$ 11.0		85.0
Limited partners’ capital | Inter Pipeline
Changes in equity [abstract]
Unit issuance							$ 0.0				$ 39.0
Limited partners’ capital | Redeemable Partnership Units held by Brookfield
Changes in equity [abstract]
Opening balance (in shares)							193.6		182.9		182.9
Issued for cash		10.7					0.0				10.7
Ending balance (in shares)											193.6
Balance as							$ 2,728.0		$ 2,328.0		$ 2,328.0
Unit issuance		$ 400.0					0.0				400.0
Balance as			$ 2,728.0				$ 2,728.0				$ 2,728.0
Limited partners’ capital | Non-controlling interest – BIPC exchangeable shares
Changes in equity [abstract]
Opening balance (in shares)							110.0		67.4		67.4
Class A Shares conversion, shares (in shares)							0.0				3.2
Ending balance (in shares)			110.3				110.3				110.0
Balance as							$ 1,755.0		$ (19.0)		$ (19.0)
Exchangeable LP converted to exchangeable, value							(4.0)
Balance as			$ 1,758.0				$ 1,758.0				$ 1,755.0
Limited partners’ capital | Special General Partner and Limited Partner
Changes in equity [abstract]
Opening balance (in shares)							460.3		445.5		445.5
Issued for cash							0.2				14.6
Units converted from Exchange LP units (in shares)							0.0				0.1
Class A Shares conversion, shares (in shares)							0.0				0.1
Ending balance (in shares)			460.5				460.5				460.3
Balance as							$ 6,093.0		$ 5,545.0		$ 5,545.0
Unit issuance							8.0				545.0
Conversion from Exchange LP Units							2.0				2.0
Conversion from BIPC exchangeable shares							1.0				1.0
Balance as			$ 6,104.0				$ 6,104.0				$ 6,093.0
Limited partners’ capital | General Partner
Changes in equity [abstract]
Opening balance (in shares)							2.4		2.4		2.4
Issued for cash							0.0				0.0
Units converted from Exchange LP units (in shares)							0.0				0.0
Class A Shares conversion, shares (in shares)							0.0				0.0
Ending balance (in shares)			2.4				2.4				2.4
Balance as							$ 19.0		$ 19.0		$ 19.0
Unit issuance							0.0				0.0
Conversion from Exchange LP Units							0.0				0.0
Conversion from BIPC exchangeable shares							0.0				0.0
Balance as			$ 19.0				$ 19.0				$ 19.0
Limited partners’ capital | Limited Partners 1
Changes in equity [abstract]
Opening balance (in shares)							457.9		443.1		443.1
Issued for cash		14.3					0.2				14.6
Units converted from Exchange LP units (in shares)							0.0				0.1
Class A Shares conversion, shares (in shares)							0.0				0.1
Ending balance (in shares)			458.1				458.1				457.9
Balance as			$ 6,080.0		5,529.0		$ 6,074.0		$ 5,526.0		$ 5,526.0
Unit issuance			4.0	[1]	3.0	[1]	8.0	[1]	6.0	[1]	545.0
Conversion from Exchange LP Units							2.0				2.0
Conversion from BIPC exchangeable shares							1.0				1.0
Balance as			$ 6,085.0		$ 5,532.0		$ 6,085.0		$ 5,532.0		$ 6,074.0
Limited partners’ capital | Non-controlling Interest - Exchange LP Units, equity
Changes in equity [abstract]
Opening balance (in shares)							6.9		1.5		1.5
Issuance of exchangeable LP units, shares (in shares)							0.0				6.2
Exchangeable LP converted to exchangeable (in shares)							(0.3)				(0.6)
Exchange LP unit conversion, shares (in shares)							0.1		0.1		0.2
Ending balance (in shares)			6.5				6.5				6.9
Balance as							$ 408.0		$ 156.0		$ 156.0
Unit issuance							0.0				259.0
Exchangeable LP converted to exchangeable, value							0.3				(5.0)
Exchange LP unit conversion, value							2.0				2.0
Balance as			$ 402.0				$ 402.0				$ 408.0
Limited partners’ capital | Non-controlling Interest - Exchangeable Shares, equity
Changes in equity [abstract]
Issued for cash							0.0				0.6
Units converted to exchangeable shares, value							$ (1.0)				$ (1.0)
Units converted from exchangeable units, value							$ 4.0				$ 5.0
Units converted from exchangeable shares (in shares)							0.3				(0.2)
Unit issuance							$ 0.0				$ 1,770.0
Preferred unitholders capital
Changes in equity [abstract]
Opening balance (in shares)							55.9		57.9		57.9
Issued for cash							0.0				8.0
Ending balance (in shares)			43.9				43.9				55.9
Balance as							$ 1,138.0		$ 1,130.0		$ 1,130.0
Unit issuance							0.0				194.0
Repurchase of equity							(220.0)				(186.0)
Repurchase of preferred equity							12.0				10.0
Balance as			$ 918.0				$ 918.0				$ 1,138.0

[1]	Refer to Note 16 Partnership Capital.
[2]	Refer to Note 5 Disposition of Businesses.